Unrecognized Tax Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of period	$ 4,651,958	$ 4,511,953	$ 5,279,674
Settlements			(592,525)
Disposition of subsidiaries			(342,250)
Translation adjustment	237,584	140,005	167,054
Balance at end of period	$ 4,889,542	$ 4,651,958	$ 4,511,953